Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, net (in Dollars)	$ 2,910,554	$ 2,764,735
Common stock par value (in Dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	10,000,000	10,000,000
Common stock, shares outstanding	10,000,000	10,000,000